Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000787441
Document Creation Date	dei_DocumentCreationDate	Aug. 16, 2016
Document Effective Date	dei_DocumentEffectiveDate	Aug. 16, 2016
Prospectus Date	rr_ProspectusDate	Feb. 29, 2016